S000023586 [Member] Expense Example - iShares Core 40/60 Moderate Allocation ETF - iShares Core 40/60 Moderate Allocation ETF	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 15
Expense Example, with Redemption, 3 Years	59
Expense Example, with Redemption, 5 Years	108
Expense Example, with Redemption, 10 Years	$ 250